COMMITMENTS - SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASE AGREEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future Minimum Payments Under Operating Lease Agreements
2017	$ 31,834
2018	31,661
2019	24,316
2020	18,523
2021	13,239
Thereafter	189,070
Total	308,643
Expenses charged to operations under operating lease agreements	$ 49,300	$ 39,400	$ 41,200
Period of most significant operating leases (in years)	77 years
Percentage of most significant operating leases	57.00%